Congress Large Cap Growth Fund
Congress Large Cap Growth Fund
Investment Objective
The Congress Large Cap Growth Fund (the “Large Cap Fund”) seeks long‑term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Congress Large Cap Growth Fund		Retail Class	Institutional Class
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.57%	0.57%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.33%	1.08%
Fee Waiver and/or Expense Reimbursement		(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.21%	0.96%
[1]	Congress Asset Management Company, LLP (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Large Cap Fund to 1.20% and 0.95% of the Large Cap Fund's Retail Class shares' and Institutional Class shares' average net assets, respectively (the "Expense Caps"). The Expense Caps are indefinite, and will remain in effect until at least April 30, 2018. Prior to April 30, 2017, the expense caps were 1.00% and 0.75% of the Large Cap Fund's Retail Class shares' and Institutional Class shares' average net assets, respectively. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject if the amount acutally paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or reimbursement. The Large Cap Fund's net operating expenses may be higher to the extent that the Fund incurs expenses that are excluded from the Expense Cap.

Example
The Example below is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps for the first year only).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Congress Large Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Class	123	410	717	1,591
Institutional Class	98	332	584	1,306

Portfolio Turnover
The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
The Large Cap Fund attempts to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large‑capitalization companies.  The Large Cap Fund defines large size market capitalization as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 1000® Growth Index.  As of the last reconstitution date, May 27, 2016, the market capitalization of companies in the Russell 1000® Growth Index ranged from $2.0 billion to $550 billion.  The Large Cap Fund may also invest from time to time in equity securities of mid‑capitalization companies.  Equity securities in which the Fund may invest include common stock and preferred stock.  The Large Cap Fund may also invest up to 15% of its total assets in equity securities of foreign issuers traded on foreign exchanges, in foreign currencies, or through American Depositary Receipts (“ADRs”) and similar investments, such as European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Advisor employs a “bottom‑up” approach to stock selection, which means that the Advisor chooses the Fund’s investments based on a company’s future prospects and not on any significant economic or market cycle.  The Advisor also uses a growth‑style approach to selecting securities with a focus on high quality companies.  The Advisor’s fundamental approach emphasizes growth of earnings and free cash flow.  The Advisor may sell a security for a number of reasons including, but not limited to, if it determines that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.  As of March 31, 2017, over 25% of the Large Cap Fund’s assets were invested in securities within the information technology sector.

Principal Risks of Investing in the Large Cap Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  The following are the principal risks that could affect the value of your investment:

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Equity Market Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.

•
Foreign Investment Risk:  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares.  When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipt may not provide a return that corresponds precisely with that of the underlying foreign shares.

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Information Technology Risk:  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

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Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

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Growth Style Investment Risk:  Growth stocks may lose value or fall out of favor with investors.  Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•
Large Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•	Regulatory Risk: Changes in government regulations may adversely affect the value of a security.

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Sector-Focus Risk:  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

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Smaller and Medium Companies Risk: Securities of medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart below illustrates how Retail Class shares of the Fund’s total returns have varied since inception.  The table below illustrates how the Fund’s average annual total returns for the 1‑year, 5-year and since inception periods compare with a domestic broad‑based market index and a secondary index provided to offer a broader market perspective.  The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.congressasset.com/funds.

Congress Large Cap Growth Fund Calendar Year Total Return as of December 31 Retail Class

Highest Quarterly Return:	Q1, 2012	13.56%

Lowest Quarterly Return:	Q3, 2011	-13.40%

Average Annual Total Returns as of December 31, 2016
Average Annual Returns - Congress Large Cap Growth Fund	Label	Average Annual Return, 1 Year	Average Annual Return, 5 Years	Average Annual Return, Since Inception [1]	Average Annual Return, Inception Date
Retail Class	Retail Class Shares Return Before Taxes	4.48%	10.80%	12.71%	Mar. 31, 2009
Institutional Class	Institutional Class Shares Return Before Taxes	4.75%	11.07%	12.95%	Apr. 30, 2010
After Taxes on Distributions | Retail Class	Retail Class Shares Return After Taxes on Distributions	4.27%	10.13%	12.25%
After Taxes on Distributions and Sale of Fund Shares | Retail Class	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares	2.72%	8.54%	10.44%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	16.69%	Mar. 31, 2009
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%	14.50%	16.98%	Mar. 31, 2009
[1]	Institutional Class shares commenced operations on April 30, 2010. Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund's Retail Class shares.

After tax returns in the table above are only illustrated for the Fund’s Retail Class Shares.  After tax returns for the Fund’s Institutional Class Shares will vary.  After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after‑tax returns depend on your situation and may differ from those shown.  Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.